Common Stock (Details)																														1 Months Ended																3 Months Ended		12 Months Ended
	Feb. 21, 2017 USD ($) shares	Feb. 02, 2017 USD ($) Independent_Director $ / shares shares	Feb. 01, 2017 USD ($) $ / shares shares	Jan. 13, 2017 USD ($) shares	Jan. 04, 2017 USD ($) decimal $ / shares shares	Dec. 05, 2016 USD ($) shares	Nov. 16, 2016 USD ($)	Nov. 14, 2016 USD ($) shares	Nov. 08, 2016 USD ($) shares	Nov. 04, 2016 USD ($) shares	Nov. 01, 2016 USD ($) shares	Oct. 17, 2016 USD ($) shares	Oct. 14, 2016 USD ($) $ / shares	Apr. 12, 2016 USD ($) shares	Apr. 06, 2016 USD ($) $ / shares shares	Apr. 05, 2016 USD ($) $ / shares shares	Mar. 26, 2016 USD ($) shares	Jan. 16, 2016 USD ($) Independent_Director shares	Nov. 16, 2015 USD ($) shares	Oct. 26, 2015 USD ($) shares	Oct. 08, 2015 USD ($) $ / shares shares	Sep. 14, 2015 USD ($) shares	Sep. 03, 2015 USD ($)	Sep. 03, 2015 USD ($) shares	Sep. 01, 2015 USD ($) shares	May 16, 2015 USD ($) shares	Mar. 26, 2015 USD ($) shares	Feb. 23, 2015 USD ($) shares	Jan. 05, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares	Mar. 31, 2017 shares	Jan. 25, 2017 USD ($) shares	Jan. 20, 2017 USD ($) shares	Sep. 21, 2016 USD ($) shares	Sep. 19, 2016 USD ($) shares	Sep. 16, 2016 USD ($) shares	Aug. 30, 2016 USD ($) shares	Aug. 19, 2016 USD ($) shares	Jul. 29, 2016 USD ($) shares	Jun. 15, 2016 USD ($) shares	May 17, 2016 $ / shares shares	Apr. 22, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 29, 2015 USD ($) $ / shares shares	Jun. 24, 2014 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 03, 2017 $ / shares	Apr. 13, 2017 $ / shares	Apr. 22, 2014 USD ($)
Common Stock (Textual)
Restricted shares of common shares | shares					123,782														33,334												93,750
Value of the shares committed to issue to eligible employees					$ 76,250																																									$ 37,500
Proceeds from sale of common stock																																													$ 916,540	$ 132,500		$ 769,000	$ 1,484,700
Conversion of converted note amount																																																$ 15,000
Stock options exercised by former director																																																	$ 1,020
Interest Free Convertible Promissory Note [Member]
Common Stock (Textual)
Legal fees								$ 5,000
Subsequent Event [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																														56,250
Proceeds from sale of common stock																														$ 22,500
Conversion price | $ / shares																																																			$ 0.40
OMAG [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																		61,001											36,483
Value of the shares committed to issue to eligible employees																		$ 76,250											$ 76,250
President [Member]
Common Stock (Textual)
Restricted shares of common shares | shares			100,000
Share price | $ / shares			$ 0.62
Proceeds from sale of common stock			$ 51,000
Restricted stock discount percentage			18.00%
Vice President [Member]
Common Stock (Textual)
Restricted shares of common shares | shares		47,170
Share price | $ / shares		$ 0.6414	$ 0.6414
Proceeds from sale of common stock		$ 175,000
Restricted stock discount percentage		18.00%
Independent Directors [Member]
Common Stock (Textual)
Restricted shares of common shares | shares		94,340									10,000							38,462
Value of restricted stock shares issued																		$ 150,000
Proceeds from sale of common stock											$ 5,000
Stock options exercise price per share | $ / shares																																									$ 0.85
Number of director | Independent_Director		3
Number of shares issued | shares																																									2,000
Independent Directors [Member] | OMAG [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																		38,462
Proceeds from sale of common stock																		$ 150,000
Purchase of Omagine's common stock | shares																83,334
Number of director | Independent_Director																		3
Non-U.S. persons [Member]
Common Stock (Textual)
Restricted shares of common shares | shares	200,000													700,000			200,000										200,000																	7,911
Value of restricted stock shares issued																																												$ 12,500
Proceeds from sale of common stock	$ 100,000													$ 504,000			$ 210,000				$ 3,040						$ 210,000																	$ 250,000
Warrants exercise price | $ / shares																					$ 1.28																							$ 1.58
Tempest warrants, exercised | shares																					2,375																							158,228
Holders [Member]
Common Stock (Textual)
Conversion of converted note amount																																										$ 30,984
Conversion of converted note shares | shares																																										24,207
Accredited Investor [Member]
Common Stock (Textual)
Restricted shares of common shares | shares				18,051		300,000		10,000		10,000	20,000						6,281					10,000					6,281					20,000	25,000			34,247	11,312	13,245	10,684
Accrued directors fees																																$ 10,000	$ 12,500
Proceeds from sale of common stock				$ 10,000		$ 150,000		$ 5,000		$ 5,000	$ 10,000						$ 10,000					$ 14,700					$ 10,000									$ 25,000	$ 10,000	$ 10,000	$ 10,000
Due date of note						Oct. 17, 2016
Purchase price of stock paid in cash						$ 75,000
Payment paid on note						$ 75,000
Accredited Investor [Member] | Convertible Promissory Note [Member]
Common Stock (Textual)
Principal amount													$ 50,000
Interest rate per annum													5.00%
Due date of note													Apr. 14, 2017
Conversion price | $ / shares													$ 0.65
Accredited Investor [Member] | Interest Free Convertible Promissory Note [Member]
Common Stock (Textual)
Principal amount												$ 75,000
Due date of note												Dec. 13, 2016
Common stock issued to purchase warrants | shares												150,000
Warrants exercisable, description												Warrants exercisable at the greater of (a) $0.50, or (b) 80% of the Market Price on the Trading Day immediately preceding the relevant Exercise Date.
Accredited Investor [Member] | Subsequent Event [Member]
Common Stock (Textual)
Conversion price | $ / shares																																																		$ 0.15
Consultant [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																												5,000							30,340
Value of restricted stock shares issued																												$ 9,450							$ 25,000
YA [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																																		161,290
Commitment fee amount																																		$ 150,000
Officers and Directors [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																										100,000
Proceeds from sale of common stock																										$ 120,000
Former Director [Member]
Common Stock (Textual)
Stock options exercised by former director																																											$ 1,020
Stock options exercised by former director, shares | shares																																											2,000
Director [Member]
Common Stock (Textual)
Restricted shares of common shares | shares					81,169																				25,000
Value of restricted stock shares issued					$ 50,000																				$ 50,000
Share price | $ / shares					$ 0.616
Original issue discount on common stock					$ 0.616
Number of director		3			3
Percentage of non - cash payments					50.00%
Non cash payments amount					$ 100,000
Accredited Investor One [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																				200,000
Accredited Investor Two [Member]
Common Stock (Textual)
Restricted shares of common shares | shares									20,000											500,000
Proceeds from sale of common stock									$ 10,000
St.George Investments LLC [Member] | Convertible Promissory Note [Member]
Common Stock (Textual)
Proceeds from sale of common stock							$ 150,000
Principal amount								$ 185,000
Due date of note								May 15, 2017
Common stock conversion, percentage								60.00%
Legal fees								$ 5,000
Original issue discount on common stock								$ 30,000
SEDA [Member]
Common Stock (Textual)
Commitment fee amount																																																				$ 150,000
SEDA [Member] | YA [Member]
Common Stock (Textual)
Proceeds from sale of common stock																							$ 25,000	$ 25,000																$ 25,000
Number of shares issued | shares																								17,696																31,289
Restricted Stock [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																			1,200,000
Value of shares issued for services																			$ 60,000
Restricted Stock [Member] | President [Member] | OMAG [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																56,000
Value of restricted stock shares issued																$ 50,400
Share price | $ / shares																$ 0.90
Accrued salary																$ 50,400
Restricted Stock [Member] | Independent Directors [Member] | OMAG [Member]
Common Stock (Textual)
Restricted shares of common shares | shares															27,778
Value of restricted stock shares issued															$ 75,000
Share price | $ / shares															$ 0.90
Accrued directors fees															$ 25,000
Restricted Stock [Member] | Accredited Investor [Member]
Common Stock (Textual)
Restricted shares of common shares | shares																			20,886	1,200,000
Value of restricted stock shares issued																			$ 25,000	$ 1,200,000